Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures
Schedule of financial instruments by level within the fair value hierarchy

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total

	(in US$’000)
As at December 31, 2021
Warrant (Note 19)	—	2,452	—	2,452